FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement of assets [abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

7.

FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

On August 17, 2020, the Company entered into a definitive share purchase agreement with Feishang Group to acquire 120,000,000 shares, or 8.69% of the equity interest in, Feishang Anthracite Resources Limited (“FARL”), a company listed on the Main Board of the Hong Kong Stock Exchange (“Equity Investments”). In exchange, the Company agreed to issue 9,077,166 common shares to Feishang Group at a total transaction price amounting to approximately CNY78,288 (US$11,988). The total transaction price of the exchange is based on the average closing price of FARL for the five trading days before August 17, 2020, adjusted for a 27.5% discount by considering the impact of a lack of marketability due to the low trading volume of FARL on the Hong Kong Stock Exchange. Upon the completion of above-mentioned acquisition of shares of FARL and the issuance of the shares of the Company on August 17, 2020, the Company recognized financial assets at fair value through profit or loss amounting to CNY107,340 (US$16,436). The difference between the fair value of 120,000,000 shares of FARL acquired and the total transaction price of CNY78,288 (US$11,988), further adjusted by the related deferred income tax effect, is recorded as other capital reserves (Note 17(b)). The aforementioned Equity Investment was a non-cash transaction.

The FARL shares comprising the Equity Investment were recognized as financial assets at fair value through profit or loss as they were held for trading at December 31, 2020.

	2019	2020	2020
	CNY	CNY	US$

Listed equity investments, at fair value	—	138,674	21,234

The movements of financial assets at fair value through profit or loss are as follows:

	2019	2020	2020
	CNY	CNY	US$
As of January 1	—	—	—
Upon initial recognition of the Equity Investment	—	107,340	16,436
Fair value adjustment (Note 11)	—	31,334	4,798

As of December 31	—	138,674	21,234